UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 28, 2019

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Invesco Small Cap Value Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 28, 2019
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 28, 2019 (unaudited)
Sector	Percentage of Fund Investments
Financial	35.37%
Consumer, Non-cyclical	18.83
Industrial	10.55
Energy	8.49
Consumer, Cyclical	7.84
Technology	4.04
Utilities	3.32
Communications	2.96
Basic Materials	2.20
Short Term Investments	6.40
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 to June 28, 2019).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/19)	(06/28/19)	(01/01/19 – 06/28/19)
Institutional Class
Actual	$1,000.00	$1,110.40	$4.30
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.11
Investor Class
Actual	$1,000.00	$1,109.30	$6.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$5.84
* Expenses are equal to the Fund's annualized expense ratio of 0.83% for the Institutional Class shares and 1.18% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 179/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.33%
15,500	Domtar Corp	$ 690,215
8,700	OMNOVA Solutions Inc(a)	54,201
92,600	Resolute Forest Products Inc	666,720
15,200	Valhi Inc	45,144
52,900	Verso Corp Class A(a)	1,007,745
		2,464,025
Communications — 3.13%
33,900	Acacia Communications Inc(a)	1,598,724
35,400	Meet Group Inc(a)	123,192
9,200	MSG Networks Inc Class A(a)	190,808
123,100	National CineMedia Inc	807,536
6,900	New Media Investment Group Inc	65,136
21,500	PC-Tel Inc	95,245
1,400	Preformed Line Products Co	77,728
55,300	Rubicon Project Inc(a)	351,708
		3,310,077
Consumer, Cyclical — 8.29%
72,100	Bed Bath & Beyond Inc	837,802
12,400	BMC Stock Holdings Inc(a)	262,880
38,100	Brinker International Inc	1,499,235
47,300	Crocs Inc(a)	934,175
4,800	Deckers Outdoor Corp(a)	844,656
76,300	Everi Holdings Inc(a)	910,259
56,100	Fossil Group Inc(a)(b)	645,150
10,400	Freshpet Inc(a)	473,304
42,700	Meritor Inc(a)	1,035,475
9,300	Rocky Brands Inc	253,704
27,100	Tower International Inc	528,450
11,200	Vera Bradley Inc(a)	134,400
14,700	Veritiv Corp(a)	285,474
32,200	Vitamin Shoppe Inc(a)(b)	126,868
		8,771,832
Consumer, Non-Cyclical — 19.92%
21,700	Aaron's Inc	1,332,597
21,900	Arena Pharmaceuticals Inc(a)	1,283,997
75,200	Assertio Therapeutics Inc(a)	259,440
850	Boston Beer Co Inc Class A(a)	321,096
7,200	Cal-Maine Foods Inc	300,384
22,200	Cardtronics PLC Class A(a)	606,504
14,200	Care.com Inc(a)	155,916
23,100	CareDx Inc(a)(b)	831,369
10,500	Cerecor Inc(a)(b)	57,120
14,200	Champions Oncology Inc(a)	111,186
2,520	Coca-Cola Consolidated Inc	754,110
4,900	Collectors Universe Inc	104,566
4,800	Enanta Pharmaceuticals Inc(a)	405,024
162,100	Endo International PLC(a)	667,852
37,200	Ennis Inc	763,344
11,300	FTI Consulting Inc(a)	947,392
14,000	Genomic Health Inc(a)	814,380
1,700	H&R Block Inc	49,810
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
38,000	Harsco Corp(a)	$ 1,042,720
9,800	Heidrick & Struggles International Inc	293,706
43,900	Innoviva Inc(a)	639,184
1,500	Integer Holdings Corp(a)	125,880
56,600	K12 Inc(a)	1,721,206
19,600	KalVista Pharmaceuticals Inc(a)	434,140
7,100	Kforce Inc	249,139
3,650	Lancaster Colony Corp	542,390
24,700	Myriad Genetics Inc(a)	686,166
26,700	Natural Grocers by Vitamin Cottage Inc(a)	268,335
17,500	Pacira BioSciences Inc(a)	761,075
11,100	Pfenex Inc(a)	74,814
10,400	PFSweb Inc(a)	42,120
5,400	Psychemedics Corp	54,486
78,700	Rent-A-Center Inc(a)	2,095,781
6,300	Repligen Corp(a)	541,485
13,300	TreeHouse Foods Inc(a)	719,530
10,300	Turning Point Brands Inc	504,494
6,600	Vector Group Ltd	64,350
9,700	Vectrus Inc(a)	393,432
2,000	Veracyte Inc(a)	57,020
		21,077,540
Energy — 8.98%
4,600	Adams Resources & Energy Inc	157,688
17,100	Arch Coal Inc Class A	1,610,991
5,000	Archrock Inc	53,000
3,800	Bonanza Creek Energy Inc(a)	79,344
14,600	California Resources Corp(a)(b)	287,328
3,900	CONSOL Energy Inc(a)	103,779
9,100	CVR Energy Inc	454,909
18,600	Enphase Energy Inc(a)	339,078
11,000	Era Group Inc(a)	91,740
43,700	Evolution Petroleum Corp	312,455
35,400	Hallador Energy Co	199,302
31,300	Matrix Service Co(a)	634,138
3,700	NACCO Industries Inc Class A	192,178
2,600	Panhandle Oil & Gas Inc Class A	33,904
43,800	Peabody Energy Corp	1,055,580
40,500	Profire Energy Inc(a)	61,155
54,600	Renewable Energy Group Inc(a)	865,956
22,300	TerraForm Power Inc Class A	318,890
189,900	W&T Offshore Inc(a)	941,904
65,400	Warrior Met Coal Inc	1,708,248
		9,501,567
Financial — 37.41%
3,200	1st Source Corp	148,480
3,100	ACNB Corp	122,667
24,200	AG Mortgage Investment Trust Inc REIT	384,780

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
36,800	American Equity Investment Life Holding Co	$ 999,488
130,500	Anworth Mortgage Asset Corp REIT	494,595
4,200	Apollo Commercial Real Estate Finance Inc REIT	77,238
10,300	Ares Commercial Real Estate Corp REIT	153,058
29,400	ARMOUR Residential REIT Inc	548,016
19,900	Assured Guaranty Ltd	837,392
1,000	BancFirst Corp	55,660
84,800	Bancorp Inc(a)	756,416
8,700	Bank of Commerce Holdings	93,003
6,600	Bank of Marin Bancorp	270,732
7,200	Bankwell Financial Group Inc	206,640
29,900	Banner Corp	1,619,085
14,100	Blackstone Mortgage Trust Inc REIT Class A(b)	501,678
34,900	Boston Private Financial Holdings Inc	421,243
25,600	Braemar Hotels & Resorts Inc REIT	253,440
71,800	BrightSphere Investment Group PLC	819,238
21,900	BRT Apartments Corp REIT	309,447
3,600	C&F Financial Corp	196,596
20,700	Central Pacific Financial Corp	620,172
18,600	Central Valley Community Bancorp	399,342
5,800	Century Bancorp Inc Class A	509,820
1,300	Chemung Financial Corp	62,842
31,300	CoreCivic Inc REIT	649,788
47,400	DiamondRock Hospitality Co REIT	490,116
32,100	Dime Community Bancshares Inc	609,579
9,500	EastGroup Properties Inc REIT	1,101,810
11,200	EPR Properties REIT	835,408
11,200	Essent Group Ltd(a)	526,288
15,100	Federal Agricultural Mortgage Corp Class C	1,097,166
9,700	Financial Institutions Inc	282,755
146,000	First BanCorp	1,611,840
18,700	First Defiance Financial Corp	534,259
14,600	First Financial Northwest Inc	206,590
9,900	First Interstate BancSystem Inc Class A	392,139
4,800	First Merchants Corp	181,920
11,900	First of Long Island Corp	238,952
17,600	Flagstar Bancorp Inc	583,264
5,600	FS Bancorp Inc	290,472
24,500	Getty Realty Corp REIT	753,620
4,800	Great Southern Bancorp Inc	287,280
24,400	Hilltop Holdings Inc	518,988
1,700	Hingham Institution for Savings	336,617
3,800	Home Bancorp Inc	146,224
6,200	HomeStreet Inc(a)	183,768
800	IBERIABANK Corp	60,680
4,700	Independence Holding Co	181,984
11,400	International FCStone Inc(a)	451,326
Shares		Fair Value
Financial — (continued)
500	Investors Title Co	$ 83,500
14,500	iStar Inc REIT(b)	180,090
25,400	Lakeland Financial Corp	1,189,482
4,000	Life Storage Inc REIT	380,320
4,800	Macatawa Bank Corp	49,248
2,100	Marlin Business Services Corp	52,353
8,700	National Health Investors Inc REIT	678,861
52,300	National Storage Affiliates Trust REIT	1,513,562
2,500	Nelnet Inc Class A	148,050
2,000	NexPoint Residential Trust Inc REIT	82,800
7,500	Northrim BanCorp Inc	267,450
76,000	OFG Bancorp	1,806,520
2,300	Orrstown Financial Services Inc	50,577
32,700	Outfront Media Inc REIT	843,333
2,800	Pacific City Financial Corp	47,712
36,900	PennyMac Financial Services Inc	818,442
3,300	PennyMac Mortgage Investment Trust REIT	72,039
33,700	Piedmont Office Realty Trust Inc REIT Class A	671,641
14,600	Popular Inc	791,904
4,350	PS Business Parks Inc REIT	733,105
25,500	Radian Group Inc	582,675
12,100	Regional Management Corp(a)	319,077
7,000	Republic Bancorp Inc Class A	348,250
8,900	Rexford Industrial Realty Inc REIT	359,293
31,900	Riverview Bancorp Inc	272,426
900	RMR Group Inc Class A	42,282
3,000	Shore Bancshares Inc	49,020
11,500	Terreno Realty Corp REIT	563,960
16,300	Third Point Reinsurance Ltd(a)	168,216
10,800	Tiptree Inc	68,040
9,000	Two River Bancorp	129,240
17,400	United Community Banks Inc	496,944
42,000	Universal Insurance Holdings Inc	1,171,800
5,200	Urstadt Biddle Properties Inc REIT Class A	109,200
7,000	Walker & Dunlop Inc	372,470
4,600	Washington Trust Bancorp Inc	240,028
19,900	West Bancorporation Inc(b)	422,278
		39,590,089
Industrial — 11.16%
6,100	Advanced Drainage Systems Inc	200,019
21,900	ArcBest Corp	615,609
18,800	Atkore International Group Inc(a)	486,356
8,500	Bel Fuse Inc Class B	145,945
50,200	Builders FirstSource Inc(a)	846,372
36,900	Comtech Telecommunications Corp	1,037,259

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Shares		Fair Value
Industrial — (continued)
9,500	Covenant Transportation Group Inc Class A(a)	$ 139,745
32,900	Fabrinet (a)	1,634,143
12,800	Fluidigm Corp(a)	157,696
23,500	General Finance Corp(a)	196,695
88,100	Great Lakes Dredge & Dock Corp(a)	972,624
10,300	Heritage-Crystal Clean Inc(a)	270,993
14,200	LB Foster Co Class A(a)	388,228
14,700	Myers Industries Inc	283,269
3,600	National Presto Industries Inc(b)	335,844
20,200	SEACOR Holdings Inc(a)	959,702
19,000	Stoneridge Inc(a)	599,450
600	Sturm Ruger & Co Inc	32,688
19,500	Tech Data Corp(a)	2,039,700
2,200	Transcat Inc(a)	56,298
4,600	Tredegar Corp	76,452
7,100	TriMas Corp(a)	219,887
11,100	USA Truck Inc(a)	112,221
		11,807,195
Technology — 4.28%
1,450	CACI International Inc Class A(a)	296,655
16,000	Cirrus Logic Inc(a)	699,200
4,000	Diodes Inc(a)	145,480
22,800	Glu Mobile Inc(a)	163,704
7,300	Insight Enterprises Inc(a)	424,860
1,800	Progress Software Corp	78,516
2,100	Synaptics Inc(a)	61,194
50,100	Unisys Corp(a)	486,972
15,000	Verint Systems Inc(a)	806,700
66,200	Xperi Corp	1,363,058
		4,526,339
Utilities — 3.50%
600	ALLETE Inc	49,926
5,800	Black Hills Corp	453,386
4,100	Hawaiian Electric Industries Inc	178,555
1,700	NorthWestern Corp	122,655
1,200	ONE Gas Inc	108,360
12,600	Ormat Technologies Inc	798,714
8,500	PNM Resources Inc	432,735
22,100	Portland General Electric Co	1,197,157
4,400	Spire Inc	369,248
		3,710,736
TOTAL COMMON STOCK — 99.00% (Cost $102,278,831)		$104,759,400
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 5.19%
$5,500,000	Federal Home Loan Bank 2.03%, 07/01/2019	$ 5,499,389
U.S. Treasury Bonds and Notes — 0.33%
350,000	U.S. Treasury Bills(c) 2.40%, 09/12/2019	348,262
Repurchase Agreements — 1.24%
311,370	Undivided interest of 0.60% in a repurchase agreement (principal amount/value $51,967,681 with a maturity value of $51,978,551) with RBC Capital Markets Corp, 2.51%, dated 6/28/19 to be repurchased at $311,370 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 7/18/19 - 9/9/49, with a value of $53,007,035.(d)	311,370
311,370	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Bank of America Securities Inc, 2.50%, dated 6/28/19 to be repurchased at $311,370 on 7/1/19 collateralized by various U.S. Government Agency securities, 3.30% - 4.50%, 6/1/46 - 7/1/49, with a value of $49,750,310.(d)	311,370
311,370	Undivided interest of 0.64% in a repurchase agreement (principal amount/value $48,774,814 with a maturity value of $48,784,975) with Citigroup Global Markets Inc, 2.50%, dated 6/28/19 to be repurchased at $311,370 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.50%, 7/2/19 - 1/20/63, with a value of $49,750,312.(d)	311,370

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Schedule of Investments
As of June 28, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 311,370	Undivided interest of 0.97% in a repurchase agreement (principal amount/value $32,034,004 with a maturity value of $32,040,678) with Bank of Montreal, 2.50%, dated 6/28/19 to be repurchased at $311,370 on 7/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 8/15/19 - 5/20/68, with a value of $32,674,692.(d)	$ 311,370
65,400	Undivided interest of 13.69% in a repurchase agreement (principal amount/value $478,866 with a maturity value of $478,964) with Barclays Capital Inc, 2.45%, dated 6/28/19 to be repurchased at $65,400 on 7/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.75%, 5/15/24 - 8/15/47, with a value of $488,443.(d)	65,400
		1,310,880
SHORT TERM INVESTMENTS — 6.76% (Cost $7,158,531)		$ 7,158,531
TOTAL INVESTMENTS — 105.76% (Cost $109,437,362)		$111,917,931
OTHER ASSETS & LIABILITIES, NET — (5.76)%		$ (6,095,153)
TOTAL NET ASSETS — 100.00%		$105,822,778
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at June 28, 2019.
(c)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(d)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At June 28, 2019, the Fund held the following outstanding futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Russell 2000 Mini Long Futures	21	USD	1,645,455	September 2019	$18,790
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2019 (Unaudited)
Great-West Invesco Small Cap Value Fund
ASSETS:
Investments in securities, fair value (including $1,291,739 of securities on loan)(a)	$110,607,051
Repurchase agreements, fair value(b)	1,310,880
Cash	130,061
Cash pledged on futures contracts	38
Dividends receivable	139,909
Subscriptions receivable	6,040
Receivable for investments sold	6,126,610
Variation margin on futures contracts	18,165
Total Assets	118,338,754
LIABILITIES:
Payable for director fees	3,056
Payable for investments purchased	10,127,446
Payable for other accrued fees	33,308
Payable for shareholder services fees	2,787
Payable to investment adviser	57,896
Payable upon return of securities loaned	1,310,880
Redemptions payable	980,603
Total Liabilities	12,515,976
NET ASSETS	$105,822,778
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$1,223,552
Paid-in capital in excess of par	103,441,541
Total distributable earnings	1,157,685
NET ASSETS	$105,822,778
NET ASSETS BY CLASS
Investor Class	$10,803,563
Institutional Class	$95,019,215
CAPITAL STOCK:
Authorized
Investor Class	10,000,000
Institutional Class	50,000,000
Issued and Outstanding
Investor Class	1,093,711
Institutional Class	11,141,812
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.88
Institutional Class	$8.53
(a) Cost of investments	$108,126,482
(b) Cost of repurchase agreements	$1,310,880
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 28, 2019 (Unaudited)
Great-West Invesco Small Cap Value Fund
INVESTMENT INCOME:
Interest	$27,449
Income from securities lending	27,457
Dividends	1,345,772
Foreign withholding tax	(2,154)
Total Income	1,398,524
EXPENSES:
Management fees	399,419
Shareholder services fees – Investor Class	19,765
Audit and tax fees	13,878
Custodian fees	12,778
Director's fees	10,228
Legal fees	1,541
Pricing fees	690
Registration fees	22,839
Transfer agent fees	4,751
Other fees	118
Total Expenses	486,007
Less amount waived by investment adviser	51,909
Net Expenses	434,098
NET INVESTMENT INCOME	964,426
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(204,133)
Net realized gain on futures contracts	347,902
Net Realized Gain	143,769
Net change in unrealized appreciation on investments	8,946,108
Net change in unrealized appreciation on futures contracts	31,662
Net Change in Unrealized Appreciation	8,977,770
Net Realized and Unrealized Gain	9,121,539
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,085,965
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2019 and fiscal year ended December 31, 2018
Great-West Invesco Small Cap Value Fund	2019 (Unaudited)	2018
OPERATIONS:
Net investment income	$964,426	$1,173,926
Net realized gain	143,769	5,202,656
Net change in unrealized appreciation (depreciation)	8,977,770	(19,363,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,085,965	(12,987,046)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(1,819)
Institutional Class	-	(15,754)
From return of capital	0	(17,573)
From net investment income and net realized gains
Investor Class	(50,759)	(786,753)
Institutional Class	(819,731)	(7,432,856)
From net investment income and net realized gains	(870,490)	(8,219,609)
Total Distributions	(870,490)	(8,237,182)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,076,054	7,934,132
Institutional Class	14,232,180	46,403,893
Shares issued in reinvestment of distributions
Investor Class	50,759	788,572
Institutional Class	819,731	7,448,610
Shares redeemed
Investor Class	(3,060,429)	(6,618,664)
Institutional Class	(7,670,795)	(22,908,413)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,447,500	33,048,130
Total Increase in Net Assets	15,662,975	11,823,902
NET ASSETS:
Beginning of Period	90,159,803	78,335,901
End of Period	$105,822,778	$90,159,803
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	210,135	706,328
Institutional Class	1,675,456	4,731,012
Shares issued in reinvestment of distributions
Investor Class	5,293	87,776
Institutional Class	99,001	952,212
Shares redeemed
Investor Class	(307,422)	(580,827)
Institutional Class	(901,157)	(2,240,543)
Net Increase	781,306	3,655,958
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/28/2019(Unaudited)	$ 8.95	0.08	0.90	0.98	-	(0.05)	-	(0.05)	$ 9.88	10.93% (d)
12/31/2018	$11.22	0.09	(1.64)	(1.55)	(0.00) (e)	(0.32)	(0.40)	(0.72)	$ 8.95	(13.86%)
12/31/2017	$11.60	0.05	0.70	0.75	-	(0.02)	(1.11)	(1.13)	$11.22	6.82%
12/31/2016	$ 9.41	0.07	2.14	2.21	-	(0.02)	-	(0.02)	$11.60	23.57%
12/31/2015	$10.98	0.03	(0.79)	(0.76)	(0.01)	(0.03)	(0.77)	(0.81)	$ 9.41	(7.12%)
12/31/2014	$11.93	0.04	0.99	1.03	-	(0.53)	(1.45)	(1.98)	$10.98	8.53%
Institutional Class
06/28/2019(Unaudited)	$ 7.75	0.08	0.77	0.85	-	(0.07)	-	(0.07)	$ 8.53	11.04% (d)
12/31/2018	$ 9.88	0.12	(1.45)	(1.33)	(0.00) (e)	(0.40)	(0.40)	(0.80)	$ 7.75	(13.52%)
12/31/2017	$10.41	0.09	0.62	0.71	-	(0.13)	(1.11)	(1.24)	$ 9.88	7.21%
12/31/2016	$ 8.49	0.09	1.94	2.03	-	(0.11)	-	(0.11)	$10.41	24.00%
12/31/2015 (f)	$10.00	0.05	(0.76)	(0.71)	(0.01)	(0.04)	(0.75)	(0.80)	$ 8.49	(7.30%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/28/2019 (Unaudited)	$10,804	1.62% (h)	1.18% (h)	1.58% (h)	25% (d)
12/31/2018	$10,614	1.41%	1.18%	0.83%	94%
12/31/2017	$10,910	1.40%	1.26%	0.47%	90%
12/31/2016	$13,559	1.40%	1.40%	0.75%	72%
12/31/2015	$14,157	1.40%	1.40%	0.26%	82%
12/31/2014	$73,458	1.40%	1.40%	0.29%	90%
Institutional Class
06/28/2019 (Unaudited)	$95,019	0.89% (h)	0.83% (h)	1.98% (h)	25% (d)
12/31/2018	$79,545	0.88%	0.83%	1.21%	94%
12/31/2017	$67,426	0.96%	0.90%	0.86%	90%
12/31/2016	$59,254	1.05%	1.05%	1.07%	72%
12/31/2015 (f)	$54,201	1.05% (h)	1.05% (h)	0.79% (h)	82%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INVESCO SMALL CAP VALUE FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-seven funds. Interests in the Great-West Invesco Small Cap Value Fund (the Fund) are included herein. The investment objective of the Fund is to seek long-term capital growth. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Semi-Annual Report - June 28, 2019

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

Semi-Annual Report - June 28, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 104,759,400	$ —	$ —	$ 104,759,400
Short Term Investments	—	7,158,531	—	7,158,531
Total investments, at fair value:	104,759,400	7,158,531	0	111,917,931
Other Financial Investments:
Futures Contracts(a)	$ 18,790	$ —	$ —	$ 18,790
Total Assets	$ 104,778,190	$ 7,158,531	$ 0	$ 111,936,721
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2019 were as follows:
Federal tax cost of investments	$109,568,953
Gross unrealized appreciation on investments	12,440,236
Gross unrealized depreciation on investments	(10,072,468)
Net unrealized appreciation on investments	$2,367,768

Semi-Annual Report - June 28, 2019

2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 30 futures contracts for the reporting period.
Valuation of derivative investments as of June 28, 2019 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$18,790 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 28, 2019 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$347,902	Net change in unrealized appreciation on futures contracts	$31,662

Semi-Annual Report - June 28, 2019

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.80% of the Fund’s average daily net assets up to $1 billion dollars, 0.75% of the Fund’s average daily net assets over $1 billion dollars and 0.70% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.83% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2020 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At June 28, 2019, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Expires June 28, 2022	Recoupment of Past Reimbursed Fees by the Adviser
$56,497	$76,290	$51,909	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Invesco Advisers, Inc. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-seven funds for which they serve as directors was $540,000 for the period ended June 28, 2019.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $32,062,537 and $24,318,197, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 28, 2019, the Fund had securities on loan valued at $1,291,739 and received collateral as reported on the Statement of Assets and Liabilities of

Semi-Annual Report - June 28, 2019

$1,310,880 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At June 28, 2019, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 28, 2019, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Semi-Annual Report - June 28, 2019

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 17, 2019 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Invesco Small Cap Value Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, GWCM and Invesco Advisers, Inc. (the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 18, 2019, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data,1 and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In addition, at the Meeting the Independent Directors met with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, and further discussed such information with GWCM.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cyber security risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities, and compliance policies and procedures, including for liquidity risk management oversight, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser each year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund categorizations. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2018 with respect to the Investor Class, and for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2018. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the fourth quintile of its performance universe for each of the one-, three-, five- and ten-year periods ended December 31, 2018 (the first quintile being the best performers and the fifth quintile being the worst performers). The annualized returns of the Fund’s Institutional Class were in the third and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2018, respectively. The Board also observed that, with the exception of the annualized returns of the Fund’s Investor Class for the ten-year period ended December 31, 2018, the Fund underperformed its benchmark index for each period reviewed. In evaluating the performance data, the Board took into account the Sub-Adviser’s performance commentary, including, among other things, the interplay between the Sub-Adviser’s quantitative multi-factor model, investor sentiment and market developments. In addition, the Board considered GWCM’s processes for overseeing and analyzing the Sub-Adviser’s performance. The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Fund. The Board also reviewed an analysis prepared by Broadridge regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Lipper classification and publicly disclosed sub-advisory fees.

With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer be responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2020, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median management fees of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group of funds and that the Fund’s total annual operating expense ratio for the Investor Class and Institutional Class was in the second and first quintiles, respectively, of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance and noted the Independent Fee Consultant’s conclusion that the management fees and total expenses of the Fund are reasonable in relation to the services delivered.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also noted the Sub-Adviser’s representation that the fee charged to GWCM is consistent with the fees charged for similar services provided by the Sub-Adviser.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes, as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that it does not believe it can generate a meaningful estimate of profits related to the Fund versus other advisory accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded any economies of scale currently being realized were appropriately reflected in the management fee paid by the Fund, including the schedule of breakpoints agreed to by GWCM.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM, including in particular the shareholder services provided by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”). The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on March 1, 2018 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 22, 2019